Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of earnings per share
The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2023	2022	2021
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$181,274	$140,343	$45,486
Weighted-average number of common shares outstanding - Basic (i)	210,632,812	210,552,173	210,386,761
Incremental shares from vesting of restricted share units	—	74,925	154,802
Weighted-average number of common shares outstanding - Diluted	210,632,812	210,627,098	210,541,563

Basic net income per common share attributable to Arcos Dorados Holdings Inc.	$0.86	$0.67	$0.22
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$0.86	$0.67	$0.22

(i) Stock dividends distributed in 2021 is included within the weighted-average number of common shares for the fiscal year ended December 31, 2021.